CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS (Unaudited) - CAD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (1,517,127)	$ (1,315,531)	$ (4,190,955)	$ (633,466)
Items not involving cash
Bad debt expense				7,126
Gain on settlement of payables	(1,608)	(11,415)	(12,355)	(41,982)
Shares issued for compensation		60,000	60,000
Share-based payments		570,255	1,010,064	369,006
Unrealized foreign exchange	(711)	(3,721)	(5,004)	2,644
Write off mineral property costs			563,031
Non-cash working capital item changes:
Receivables	4,888	(2,750)	1,938	(22,206)
Prepayments	129,400	(507,745)	(155,552)	(9,566)
Accounts payables, accrued liabilities and due to related parties	(51,970)	33,816	24,592	52,145
Due to related parties	10,644	(5,720)
Net cash used in operating activities	(1,426,484)	(1,182,811)	(2,704,241)	(276,299)
CASH FLOWS FROM INVESTING ACTIVITY
Mineral property	(750,243)	(2,786,872)	(3,605,854)	(80,000)
Net cash provided by investing activities	(750,243)	(2,786,872)	(3,605,854)	(80,000)
CASH FLOWS FROM FINANCING ACTIVITY
Private placement	2,044,120	4,476,900	6,662,907	605,000
Warrants exercised	19,267	27,208	27,208	1,925
Options exercised			60,000
Share issuance costs	(80,384)	(119,950)	(241,942)	(83,105)
Subscriptions received in advance		43,750
Loan Repayment				(46,500)
Net cash provided by financing activity	1,983,003	4,427,908	6,508,173	477,320
Change in cash for the period	(193,724)	458,225	198,078	121,021
Cash, beginning of period	337,099	139,021	139,021	18,000
Cash, end of period	143,375	597,246	337,099	139,021
Interest
Income taxes